Net trading income	12 Months Ended
Dec. 31, 2025
Trading income (expense) [abstract]
Net trading income	Net trading income

Accounting for net trading income
Trading positions are held at fair value, and the resulting gains and losses are included in net trading income, together with interest and dividends arising from long and short positions and funding costs relating to trading activities. Incremental costs are reported within net trading income if they are directly attributable to generating identifiable trading income.
Income arises from both the sale and purchase of trading positions, margins that are achieved through market-making and customer business, and from changes in fair value caused by movements in interest and exchange rates, equity prices and other market variables.
Gains or losses on non-trading financial instruments designated or mandatorily at fair value, with changes in fair value recognised in the income statement, are included in net trading income where the business model is to manage assets and liabilities on a fair value basis, which includes the use of derivatives. Gains and losses are also reported in net trading income where an instrument is designated at fair value to eliminate an accounting mismatch.

	2025	2024	2023
	£m	£m	£m
Net gains on financial instruments held for trading	5,054	4,038	4,257
Net gains on financial instruments mandatorily at fair value	1,327	1,201	1,308
Net gains on financial instruments designated at fair value	661	529	380
Net trading income	7,042	5,768	5,945